Fair Value Option (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Option [Abstract]
Schedule of Fair Value Option Elections
The table below provides information about the fair value carrying amount and the contractual principal outstanding of assets and liabilities accounted for under the fair value option at December 31, 2014 and 2013.

Fair Value Option Elections

	December 31
	2014			2013
(Dollars in millions)	Fair Value Carrying Amount	Contractual Principal Outstanding	Fair Value Carrying Amount Less Unpaid Principal	Fair Value Carrying Amount	Contractual Principal Outstanding	Fair Value Carrying Amount Less Unpaid Principal
Loans reported as trading account assets (1)	$4,607	$8,487	$(3,880)	$2,406	$4,541	$(2,135)
Trading inventory – other	6,865	n/a	n/a	5,475	n/a	n/a
Consumer and commercial loans	8,681	8,925	(244)	10,042	10,423	(381)
Loans held-for-sale	6,801	6,920	(119)	6,656	6,996	(340)
Securities financing agreements	97,539	97,234	305	95,156	94,890	266
Other assets	253	270	(17)	278	270	8
Long-term deposits	1,469	1,361	108	1,899	1,797	102
Unfunded loan commitments	405	n/a	n/a	354	n/a	n/a
Short-term borrowings	2,697	2,697	—	1,520	1,520	—
Long-term debt (2)	36,404	35,815	589	47,035	46,669	366

(1)
A significant portion of the loans reported as trading account assets are distressed loans which trade and were purchased at a deep discount to par, and the remainder are loans with a fair value near contractual principal outstanding.

(2)
Includes structured liabilities with a fair value of $35.3 billion and contractual principal outstanding of $34.6 billion at December 31, 2014 compared to $40.7 billion and $39.7 billion at December 31, 2013.

n/a = not applicable
The table below provides information about where changes in the fair value of assets and liabilities accounted for under the fair value option are included in the Consolidated Statement of Income for 2014, 2013 and 2012.

Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option

	2014
(Dollars in millions)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss)	Other Income (Loss)	Total
Loans reported as trading account assets	$(87)	$—	$—	$(87)
Trading inventory – other (1)	1,091	—	—	1,091
Consumer and commercial loans	(24)	—	69	45
Loans held-for-sale (2)	(56)	798	83	825
Securities financing agreements	(110)	—	—	(110)
Long-term deposits	23	—	(26)	(3)
Unfunded loan commitments	—	—	(64)	(64)
Short-term borrowings	52	—	—	52
Long-term debt (3)	239	—	407	646
Total	$1,128	$798	$469	$2,395

	2013
Loans reported as trading account assets	$83	$—	$—	$83
Trading inventory – other (1)	1,355	—	—	1,355
Consumer and commercial loans	(28)	(38)	240	174
Loans held-for-sale (2)	7	966	75	1,048
Securities financing agreements	(80)	—	—	(80)
Other assets	—	—	(77)	(77)
Long-term deposits	30	—	84	114
Asset-backed secured financings	—	(91)	—	(91)
Unfunded loan commitments	—	—	180	180
Short-term borrowings	(70)	—	—	(70)
Long-term debt (3)	(602)	—	(649)	(1,251)
Total	$695	$837	$(147)	$1,385

	2012
Loans reported as trading account assets	$232	$—	$—	$232
Trading inventory – other (1)	659	—	—	659
Consumer and commercial loans	17	—	542	559
Loans held-for-sale (2)	75	3,048	190	3,313
Securities financing agreements	(90)	—	—	(90)
Other assets	—	—	12	12
Long-term deposits	—	—	29	29
Asset-backed secured financings	—	(180)	—	(180)
Unfunded loan commitments	—	—	704	704
Short-term borrowings	1	—	—	1
Long-term debt (3)	(1,888)	—	(5,107)	(6,995)
Total	$(994)	$2,868	$(3,630)	$(1,756)

(1)	The gains (losses) in trading account profits (losses) are primarily offset by gains (losses) on trading liabilities that hedge these assets.

(2)	Includes the value of interest rate lock commitments on loans funded, including those sold during the period.

(3)
The majority of the net gains (losses) in trading account profits (losses) relate to the embedded derivative in structured liabilities and are offset by gains (losses) on derivatives and securities that hedge these liabilities. The net gains (losses) in other income (loss) relate to the impact on structured liabilities of changes in the Corporation’s credit spreads.